Disclosure of detailed information about reimbursement rights (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Reimbursement rights	$ 11,034	$ 0
Less: current portion	(4,446)	0
Reimbursement rights non-current portion	6,588	0
Legacy tailings reclamation and remediation [Member]
Statement [Line Items]
Reimbursement rights	8,904	0
Claims, fines and sanctions [Member]
Statement [Line Items]
Reimbursement rights	$ 2,130	$ 0